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                    THE FUTURE DIMENSIONS VARIABLE ANNUITY
                    A FLEXIBLE PREMIUM DEFFERED COMBINATION
                      FIXED AND VARIABLE ANNUITY CONTRACT

                                   Issued by

                       SOUTHLAND LIFE INSURANCE COMPANY
                       AND SOUTHLAND SEPARATE ACCOUNT A1

                     SUPPLEMENT DATED OCTOBER 7, 1998, TO
                         PROSPECTUS DATED MAY 1, 1998


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


Effective July 6, 1998, INVESCO Funds Group, Inc., the investment adviser to INVESCO Variable Investment Funds, Inc., changed the arrangements by which it voluntarily absorbs certain expenses of the INVESCO VIF - Industrial Income and INVESCO VIF - Utilities Portfolio. See the INVESCO VIF - Industrial Income and INVESCO VIF - Utilities Portfolio supplements, dated July 6, 1998 to the respective Portfolio prospectuses, dated May 1, 1998. The annual Portfolio expenses (as a percentage of Portfolio average net assets), appearing on page 6 of the Future Dimensions Variable Annuity prospectus, restated to reflect these changes, are estimated as follows:

                                                                  Total Annual
                               Management     Other Expenses        Expenses
  INVESCO Variable             (Advisory)         (after             (after
Investment Funds, Inc.           Fees         reimbursements)    reimbursements)
----------------------         ----------     ---------------    ---------------
Industrial Income Portfolio       0.75%            0.40%              1.15%

Utilities Portfolio               0.60%            0.55%              1.15%

                         * * * * * * * * * * * * * * *

The "Examples" depicting the dollar amount of expenses on page 7 of the prospectus are changed as follows:


                          IF YOU SURRENDER YOUR        IF YOU DO NOT SURRENDER
                          CONTRACT AT THE END OF       YOUR CONTRACT AT THE END
                           THE APPLICABLE TIME          OF THE APPLICABLE TIME
                                PERIOD.                         PERIOD.
                        -------------------------------------------------------
                          1     3      5     10         1     3      5     10
SUBACCOUNT              YEAR  YEARS  YEARS  YEARS     YEAR  YEARS  YEARS  YEARS
----------              ----  -----  -----  -----     ----  -----  -----  -----
INVESCO Industrial
  Income                 98    134    173    303       28    84     143    303

INVESCO Utilities        98    134    173    303       28    84     143    303